Defined benefit pension schemes - Summary economic and IAS 19 positions (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined benefit pension schemes
Pension asset	£ 236	£ 159
Pension liability	180	288
Pension plans
Defined benefit pension schemes
Pension asset (liability)	56	(129)	£ 84	£ (87)
Pension plans | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	692	563	961	755
Pension plans | Effect of IFRIC 14 for derecognition of PSPS surplus
Defined benefit pension schemes
Pension asset (liability)	(485)	(558)	(800)	(710)
Pension plans | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	207	5	161	45
Economic surplus (deficit) attributable to: PAC with-profits fund	110	16
Economic surplus (deficit) attributable to: Shareholder-backed operations	97	(11)
Pension plans | Other adjustments including for investments in Prudential insurance policies
Defined benefit pension schemes
Pension asset (liability)	(151)	(134)	£ (77)	£ (132)
PSPS
Defined benefit pension schemes
Pension asset (liability)	236	159
Deficit or other funding required	£ 0	£ 0
Percentage allocated to PAC with-profits fund	70.00%	70.00%
Percentage allocated to shareholder-backed operations	30.00%	30.00%
PSPS | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	£ 721	£ 717
PSPS | Effect of IFRIC 14 for derecognition of PSPS surplus
Defined benefit pension schemes
Pension asset (liability)	(485)	(558)
PSPS | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	236	159
Economic surplus (deficit) attributable to: PAC with-profits fund	165	111
Economic surplus (deficit) attributable to: Shareholder-backed operations	71	48
SASPS
Defined benefit pension schemes
Pension asset (liability)	£ (137)	£ (237)
Percentage allocated to PAC with-profits fund	40.00%	40.00%
Percentage allocated to shareholder-backed operations	60.00%	60.00%
SASPS | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	£ (137)	£ (237)
SASPS | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	(137)	(237)
Economic surplus (deficit) attributable to: PAC with-profits fund	(55)	(95)
Economic surplus (deficit) attributable to: Shareholder-backed operations	(82)	(142)
M&GGPS
Defined benefit pension schemes
Pension asset (liability)	(42)	(50)
M&GGPS | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	109	84
M&GGPS | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	109	84
Economic surplus (deficit) attributable to: Shareholder-backed operations	109	84
M&GGPS | Other adjustments including for investments in Prudential insurance policies
Defined benefit pension schemes
Pension asset (liability)	(151)	(134)
Other schemes
Defined benefit pension schemes
Pension asset (liability)	(1)	(1)
Other schemes | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	(1)	(1)
Other schemes | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	(1)	(1)
Economic surplus (deficit) attributable to: Shareholder-backed operations	£ (1)	£ (1)